Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Initial Public Offering [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 12,500,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (“Public Warrant”). On July 21, 2020, in connection with the underwriters’ exercise of the over-allotment option in full, the Company sold an additional 1,875,000 Units at a price of $10.00 per Unit. Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 12,500,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (“Public Warrant”). On July 21, 2020, in connection with the underwriters’ exercise of the over-allotment option in full, the Company sold an additional 1,875,000 Units at a price of $10.00 per Unit. Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7).